Consolidated Statements of Changes in Equity (USD $) In Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2008 (Scenario, Previously Reported [Member])	$ 3,243	$ 6	$ 6,157	$ (4,531)	$ 1,446	$ 165
Beginning balance at Dec. 31, 2008	1,887	6	6,157	(4,752)	311	165
Capital contributions from parent (1)	(2,300)		2,300
Dividends declared	(38)				(38)
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	0			(477)	477
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets at Jan. 01, 2009 (Scenario, Previously Reported [Member])	(1,356)			(221)	(1,135)
Change in noncontrolling interest ownership	(114)					(114)
Net income (loss)	(1,853)				(1,863)	10
Total other comprehensive income	3,159			3,159
Ending balance at Dec. 31, 2009	5,341	6	8,457	(2,070)	(1,113)	61
Capital contributions from parent (1)	192		(192)
Dividends declared	1				1
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	26			175	(149)
Change in noncontrolling interest ownership	(69)					(69)
Net income (loss)	707				699	8
Total other comprehensive income	1,573			1,573
Ending balance at Dec. 31, 2010	7,387	6	8,265	(322)	(562)	0
Capital contributions from parent (1)	(6)		6
Dividends declared	(1)				(1)
Net income (loss)	244				244
Total other comprehensive income	1,275			1,275
Ending balance at Dec. 31, 2011	$ 8,911	$ 6	$ 8,271	$ 953	$ (319)	$ 0